OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Portfolio

The schedules are not audited.

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 17.7%
250,000		Barton Capital LLC, 0.203%,due 10/07/15	$249,992	0.0
2,600,000		Barton Capital LLC, 0.203%,due 11/02/15	2,599,538	0.5
250,000		Barton Capital LLC, 0.244%,due 10/02/15	249,998	0.1
3,150,000		Barton Capital LLC, 0.254%,due 10/14/15	3,149,716	0.6
5,200,000	#	Barton Capital LLC, 0.263%,due 10/08/15	5,200,000	0.9
11,900,000	#	Barton Capital LLC, 0.265%,due 10/17/15	11,900,000	2.1
23,050,000		Concord Minutemen Capital Co., 0.191%,due 10/01/15	23,050,000	4.0
7,700,000		Crown Point Capital Co., 0.195%,due 10/05/15	7,699,835	1.3
15,600,000		Crown Point Capital Co., 0.202%,due 10/01/15	15,600,000	2.7
8,250,000		Jupiter Securitization Company LLC, 0.427%,due 01/04/16	8,240,856	1.4
2,000,000		Old Line Funding LLC, 0.152%,due 10/02/15	1,999,992	0.4
7,700,000	#	Old Line Funding LLC, 0.336%,due 10/20/15	7,700,000	1.3
13,450,000	#	Old Line Funding LLC, 0.414%,due 10/16/15	13,450,000	2.3
500,000		Thunder Bay Funding LLC, 0.203%,due 10/05/15	499,989	0.1
		Total Asset Backed Commercial Paper
		(Cost $101,589,916)	101,589,916	17.7

Certificates of Deposit: 15.6%
7,750,000		Nordea Bank Finland NY, 0.295%,due 11/06/15	7,751,122	1.4
20,750,000		Norinchukin Bank NY, 0.220%,due 12/01/15	20,750,000	3.6
6,100,000		Royal Bank of Canada NY, 0.293%,due 10/10/15	6,100,147	1.0
2,500,000		Skandinav Enskilda Bank NY, 0.250%,due 10/02/15	2,500,003	0.4
4,700,000		Skandinav Enskilda Bank NY, 0.320%,due 10/06/15	4,700,111	0.8
10,150,000		Sumitomo Mitsui Bank NY, 0.140%,due 10/01/15	10,150,000	1.8
7,000,000		Sumitomo Mitsui Bank NY, 0.340%,due 11/03/15	7,000,961	1.2
1,000,000		Sumitomo Mitsui Bank NY, 0.356%,due 10/14/15	1,000,020	0.2
1,000,000		Sumitomo Mitsui Trust NY, 0.350%,due 10/15/15	1,000,066	0.2
7,650,000		Svenska Handelsbanken NY, 0.235%,due 10/02/15	7,650,002	1.3
21,250,000	#	Thunder Bay Funding LLC, 0.288%,due 10/11/15	21,250,000	3.7
		Total Certificates of Deposit
		(Cost $89,852,432)	89,852,432	15.6

Financial Company Commercial Paper: 17.0%
1,000,000		ASB Finance Ltd., 0.173%,due 10/01/15	1,000,000	0.2
14,500,000		Australia & New Zealand Banking Group, 0.427%,due 10/19/15	14,500,000	2.5
10,950,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.163%,due 10/05/15	10,949,806	1.9
23,000,000		Caterpillar Financial Services Corp., 0.132%,due 10/02/15	22,999,917	4.0
1,600,000		Commonwealth Bank of Australia, 0.203%,due 10/02/15	1,599,991	0.3
6,000,000		Mitsubishi UFJ Trust and Banking NY, 0.122%,due 10/07/15	5,999,880	1.1
3,450,000		Mitsubishi UFJ Trust and Banking NY, 0.183%,due 10/14/15	3,449,776	0.6
8,800,000		Nordea Bank AB, 0.193%,due 10/06/15	8,799,768	1.5
12,750,000		Skandinaviska Enskilda Banken AB, 0.223%,due 10/02/15	12,749,922	2.2
1,600,000		Skandinaviska Enskilda Banken AB, 0.244%,due 10/07/15	1,599,936	0.3
6,500,000		Societe Generale, 0.213%,due 10/01/15	6,500,000	1.1
800,000		Societe Generale, 0.254%,due 11/02/15	799,822	0.1
4,800,000		Sumitomo Mitsui Banking, 0.254%,due 10/06/15	4,799,833	0.8
250,000		Sumitomo Mitsui Trust NY, 0.254%,due 10/13/15	249,979	0.1
1,400,000		UBS Finance Delaware LLC, 0.254%,due 10/30/15	1,399,718	0.3
		Total Financial Company Commercial Paper
		(Cost $97,398,348)	97,398,348	17.0

Government Agency Debt: 2.8%
800,000		Fannie Mae Discount Notes, 0.152%,due 11/04/15	799,887	0.1
500,000		Federal Home Loan Bank Discount Notes, 0.101%,due 10/19/15	499,975	0.1
850,000		Federal Home Loan Bank Discount Notes, 0.101%,due 11/12/15	849,901	0.2
14,000,000		Federal Home Loan Bank Discount Notes, 0.132%,due 11/09/15	13,998,028	2.4
		Total Government Agency Debt
		(Cost $16,147,791)	16,147,791	2.8

Investment Companies: 8.3%
22,000,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.088%,due 10/01/15	22,000,000	3.8

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Investment Companies: (continued)
25,750,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.084%,due 10/01/15	$25,750,000	4.5
		Total Investment Companies
		(Cost $47,750,000)	47,750,000	8.3

Other Commercial Paper: 8.6%
6,000,000		Cargill, Inc., 0.101%,due 10/01/15	6,000,000	1.0
2,000,000		KFW, 0.152%,due 10/05/15	1,999,967	0.4
21,250,000		KFW, 0.198%,due 10/06/15	21,249,424	3.7
800,000		Wal-Mart Stores, Inc., 0.152%,due 11/10/15	799,867	0.1
19,250,000		Wal-Mart Stores, Inc., 0.154%,due 10/05/15	19,249,675	3.4
		Total Other Commercial Paper
		(Cost $49,298,933)	49,298,933	8.6

Other Note: 11.0%
4,750,000		General Electric Capital Corp., 0.474%,due 10/10/15	4,752,321	0.8
3,000,000		General Electric Capital Corp., 0.933%,due 12/11/15	3,003,669	0.5
3,350,000		General Electric Co., 0.850%,due 10/09/15	3,350,427	0.6
11,600,000		JPMorgan Chase Bank NA, 0.455%,due 10/22/15	11,600,153	2.0
500,000		Royal Bank of Canada, 0.556%,due 12/16/15	500,214	0.1
12,000,000	#	Svenska Handelsbanken AB, 0.484%,due 10/04/15	12,000,000	2.1
2,850,000		Svenska Handelsbanken AB, 0.795%,due 12/21/15	2,854,921	0.5
8,500,000		Toyota Motor Credit Corp., 0.302%,due 12/14/15	8,500,000	1.5
16,750,000		Wells Fargo Bank NA, 0.499%,due 12/22/15	16,750,000	2.9
		Total Other Note
		(Cost $63,311,705)	63,311,705	11.0

Treasury Debt: 15.3%
7,750,000		United States Treasury Note, 0.250%,due 11/30/15	7,751,754	1.4
23,500,000		United States Treasury Note, 2.125%,due 12/31/15	23,620,799	4.1
55,950,000		United States Treasury Note, 2.375%,due 03/31/16	56,564,777	9.8
		Total Treasury Debt
		(Cost $87,937,330)	87,937,330	15.3

Treasury Repurchase Agreement: 0.9%
5,081,000		Deutsche Bank Repurchase Agreement dated 09/30/2015, 0.07%, due 10/01/15, $5,081,010 to be received upon repurchase (Collateralized by $5,169,200, US Treasury Obligation, 1.00%, Market Value plus accrued interest $5,182,640 due 9/15/2018)	5,081,000	0.9

		Total Treasury Repurchase Agreement
		(Cost $5,081,000)	5,081,000	0.9

		Total Investments in Securities (Cost $558,367,455)	$558,367,455	97.2
		Assets in Excess of Other Liabilities	16,053,865	2.8
		Net Assets	$574,421,320	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Certificates of Deposit	$–	$89,852,432	$–	$89,852,432
Other Note	–	63,311,705	–	63,311,705
Treasury Repurchase Agreement	–	5,081,000	–	5,081,000
Treasury Debt	–	87,937,330	–	87,937,330
Government Agency Debt	–	16,147,791	–	16,147,791
Asset Backed Commercial Paper	–	101,589,916	–	101,589,916
Financial Company Commercial Paper	–	97,398,348	–	97,398,348
Other Commercial Paper	–	49,298,933	–	49,298,933
Investment Companies	47,750,000	–	–	47,750,000
Total Investments, at fair value	$47,750,000	$510,617,455	$–	$558,367,455

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Voya Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015